Capitalized lease liability (Tables)	12 Months Ended
Mar. 31, 2019
Leases 1 [Abstract]
Disclosure of capitalized lease liability

	March 31, 2019 R’000	March 31, 2018 R’000

Current	10,745	*
Non-current	31,183	*
Total capitalized lease liability	41,928	*

Reconciliation of total capitalized lease liability
Opening finance lease liability	—	*
Adjustment on initial application of IFRS 16	32,104	*
Finance costs (note 26)	2,214	*
Additions	15,116	*
Capital repayments	(11,435)	*
Interest repayments	(2,053)	*
Foreign currency translation differences	5,982	*
Total capitalized lease liability	41,928	*

* The Group has applied the ‘simplified approach’ on adoption of IFRS 16 that includes certain relief related to the measurement of the right-of-use asset and the lease liability at April 1, 2018, rather than full retrospective application. Furthermore, the ‘simplified approach’ does not require a restatement of comparatives. Refer to note 2.1.1.1.